DEBT (Details) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Debt Instrument [Line Items]
Term of debt	1 year
Letters of Credit Outstanding, Amount	$ 26,300,000	$ 26,500,000
Debt	98,645,000	84,700,000
Less current portion	0	0
Long-term portion	98,645,000	84,700,000
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2015	0
2016	0
2017	0
2018	0
2019	13,945,000
Thereafter	84,700,000
Total	98,645,000	84,700,000
Fair value of long-term debt including current portion	99,700,000
Difference between fair value and carrying value of debt	1,100,000
Industrial Development Revenue Bonds Letters of Credit [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	9,800,000
Letters of Credit [Member]
Debt Instrument [Line Items]
Annual interest rate (in hundredths)		0.75%
Interest rate at period end (in hundredths)		0.75%
$295 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of debt		5 years
Maximum borrowing capacity		295,000,000
Annual interest rate (in hundredths)		1.11%
Letters of Credit Outstanding, Amount	45,000,000
Letters of Credit Outstanding Amount, which can be Converted into Foreign Currency	100,000,000
Debt	13,945,000	0
Debt Instrument, Maturity Date	Nov. 03, 2019
Interest rate at period end (in hundredths)		1.11%
$295 Million Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility fee (in hundredths)		0.15%
Interest rate (in hundredths)	1.10%
$295 Million Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility fee (in hundredths)		0.325%
Interest rate (in hundredths)	1.65%
Series 1999 industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Annual interest rate (in hundredths)	0.24%	0.19%
Debt	3,300,000	3,300,000
Debt Instrument, Maturity Date	Aug. 01, 2029
Interest rate at period end (in hundredths)	0.24%	0.19%
Series 2012 Senior Notes Tranche A [Member]
Debt Instrument [Line Items]
Debt	35,000,000	35,000,000
Debt Instrument, Maturity Date	Dec. 17, 2022
Interest rate (in hundredths)	3.89%
Series 2012 Senior Notes Tranche B [Member]
Debt Instrument [Line Items]
Debt	40,000,000	40,000,000
Debt Instrument, Maturity Date	Dec. 17, 2024
Interest rate (in hundredths)	3.98%
Series 2000 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Annual interest rate (in hundredths)	0.23%	0.30%
Debt	2,700,000	2,700,000
Debt Instrument, Maturity Date	Oct. 01, 2020
Interest rate at period end (in hundredths)	0.23%	0.30%
Series 2002 Industrial Development Revenue Bonds [Member]
Debt Instrument [Line Items]
Annual interest rate (in hundredths)	0.23%	0.29%
Debt	$ 3,700,000	$ 3,700,000
Debt Instrument, Maturity Date	Dec. 01, 2022
Interest rate at period end (in hundredths)	0.23%	0.29%